TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
TANGIBLE FIXED ASSETS
Schedule of property plant and equipment

	Mining	Data
	Machines	Centres	Equipment	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2025	168,407	690	1,839	170,936

Additions	5,269	126	4,200	9,595
Disposals	(40,299)	—	—	(40,299)
Foreign Exchange movement	27	1	160	173
At 31 December 2025	133,404	817	6,199	140,420

Depreciation and impairment
At 1 January 2025	(162,450)	(690)	(725)	(163,865)
Foreign exchange movement	(1)	—	(133)	(134)
Depreciation charged	(2,605)	(4)	(537)	(3,146)
Disposals	38,655	—	—	38,655
Impairment in asset	(609)	—	—	(609)
At 31 December 2025	(127,010)	(694)	(1,395)	(129,099)
Carrying amount
At 1 January 2025	5,957	—	1,114	7,071
At 31 December 2025	6,394	123	4,804	11,321

	Mining	Data
	Machines	Centers	Equipment	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2024	168,150	6,280	4,034	178,464

Foreign exchange movement	—	(336)	(604)	(940)
Additions	3	—	—	3
Disposal of subsidiary	—	(5,254)	—	(5,254)
Transfers between classes	1,591	—	(1,591)	—
Disposals	(1,337)	—	—	(1,337)
At 31 December 2024	168,407	690	1,839	170,936

Depreciation and impairment
At 1 January 2024	(116,992)	(1,537)	(206)	(118,736)
Foreign exchange movement	211	847	219	1,277
Depreciation charged	(14,171)	—	(738)	(14,909)
Impairment in asset	(31,498)	—	—	(31,498)
At 30 December 2024	(162,450)	(690)	(725)	(163,865)

Carrying amount
At 1 January 2024	51,158	4,743	3,828	59,729
At 31 December 2024	5,957	—	1,114	7,071

Schedule of right use assets

	Leasehold
	property	Total
Group	$'000	$'000
Cost
At 01 January 2025	—	—
Additions	1,910	1,910
At 31 December 2025	1,910	1,910
Depreciation and impairment
At 01 January 2025	—	—
Depreciation charged	(16)	(16)
At 31 December 2025	(16)	(16)
Net book amount
At 31 December 2025	1,894	1,894